Income Taxes - Loss Carryforwards (Details 4) (USD $) In Millions, unless otherwise specified							12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Internal Revenue Service (IRS) [Member] Operating Loss Carryforward [Member]	Dec. 31, 2013 Internal Revenue Service (IRS) [Member] Alternative Minimum Tax [Member]	Dec. 31, 2013 Internal Revenue Service (IRS) [Member] Research [Member]	Dec. 31, 2013 State and Local Jurisdiction [Member] Operating Loss and Tax Credit Carryforwards [Member]	Dec. 31, 2013 Minimum [Member] Internal Revenue Service (IRS) [Member]	Dec. 31, 2013 Minimum [Member] Internal Revenue Service (IRS) [Member] Research [Member]	Dec. 31, 2013 Minimum [Member] State and Local Jurisdiction [Member] Operating Loss and Tax Credit Carryforwards [Member]	Dec. 31, 2013 Maximum [Member] Internal Revenue Service (IRS) [Member]	Dec. 31, 2013 Maximum [Member] State and Local Jurisdiction [Member] Operating Loss and Tax Credit Carryforwards [Member]
Tax Credit Carryforward [Line Items]
Operating Loss Carryforwards			$ 1,826.3	$ 2,207.0
Operating Loss Carryforwards, Expiration Dates							Dec. 31, 2023			Dec. 31, 2033
Tax Credit Carryforward, Amount				20.1	1.2
Tax Credit Carryforward, Expiration Date								Dec. 31, 2027
Deferred tax assets from operating loss and tax credit carryforwards	$ 663.5	$ 625.0				$ 73.3
Operating Loss and Tax Credit Carryforwards, Expiration Date									Dec. 31, 2014		Dec. 31, 2033